OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Non-current) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other liabilities [Abstract]
Post-employment benefits	$ 390,942	$ 432,648
Other employee benefits	74,787	52,647
Asset retirement obligation	32,098	41,673
Other	9,059	24,888
Other liabilities – Non-current	$ 506,886	$ 551,856